April 9, 2015

Via EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:                           Jefferson National Life of New York Annuity Account 1

File No. 333-124048 and No. 811-07501

Ladies and Gentlemen:

On behalf of Jefferson National Life Insurance Company of New York (the “Company”), and its separate account, Jefferson National Life of New York Annuity Account 1 (the “Registrant”), enclosed for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, are

1.              Pre-effective Amendment No. 1 to the above-captioned registration statement;

2.              A request for acceleration of effectiveness of the registration statement to April 17, 2015 or as soon thereafter as practicable; and

3.              A response to the comments we received on the initial filing of this registration statement.

Should you have any questions regarding this registration statement, please do not hesitate to contact me.

Sincerely,

Missy Pulliam

Compliance Manager

Jefferson National

mpulliam@jeffnat.com

502.587.3809